Apr. 30, 2025
Brookfield Global Listed Real Estate Fund
BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Investment Objective
The Brookfield Global Listed Real Estate Fund (the “Fund,” or the “Global Real Estate Fund”) seeks total return through growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds. You may also qualify for sales charge discounts or waivers through certain financial intermediaries. More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” on page 70 of the Fund’s Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” attached to the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Brookfield Global Listed Real Estate Fund	Class A		Class C		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	none	[1]	1.00%	[2]	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[2]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Brookfield Global Listed Real Estate Fund		Class A	Class C	Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.52%	0.61%	0.33%
Total Annual Fund Operating Expenses		1.52%	2.36%	1.08%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.32%)	(0.41%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.95%	0.95%
[1]	Brookfield Public Securities Group LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2026, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees (the “Board”) with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brookfield Global Listed Real Estate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	591	903	1,236	2,175
Class C	298	697	1,223	2,665
Class I Shares	97	331	583	1,305

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Brookfield Global Listed Real Estate Fund | Class C | USD ($)	198	697	1,223	2,665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). As part of the 80% Policy, under normal market conditions, at least 35% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of real estate companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”), and the Fund will maintain exposure to securities of real estate companies in the United States and in at least three countries outside the United States. The Fund’s investments in Foreign Securities may be lower during unfavorable market conditions, which may continue for extended periods of time; provided, however, such investments will not be lower than 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes). In determining whether market conditions are unfavorable, the Fund may consider various factors, including, among other things, the percentage of Foreign Securities in the Fund’s primary benchmark index. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized outside the United States, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located outside the United States. The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities of any maturity, including obligations of the U.S. Government, floating rate loans, money-market instruments, and below-investment grade rated securities (“junk bonds”), as described in this Prospectus. As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by S&P Global Ratings (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality. The Fund, however, may not invest in securities that are in default at the time of initial investment.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

For purposes of selecting investments, the Fund defines the real estate industry broadly. It includes, but is not limited to, the following:

•        REITs;

•        real estate operating companies (“REOCs”);

•        brokers, developers, and builders of residential, commercial, and industrial properties;

•        property management firms;

•        finance, mortgage, and mortgage servicing firms;

•        construction supply and equipment manufacturing companies; and

•        firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside the United States and maintain operations and receive tax treatment similar to that of U.S. REITs.

REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:

•        as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

•        as a substitute for purchasing or selling securities;

•        to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

•        to manage the Fund’s portfolio characteristics.

The Fund may invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded securities of real estate companies, whose primary operations or principal trading market is in an “emerging market.” The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In addition, the Fund may invest up to 15% of its net assets in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes). Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies. The Fund retains the ability to invest in real estate companies of any market size capitalization. The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provide extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s policy of concentration in companies in the real estate industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks of Investing in the Fund
Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2024, and by showing how the Fund’s average annual total returns for one-, five-, and ten-year periods and since inception compare with those of a broad measure of market performance and an additional index that has investment characteristics similar to those of the Fund. On March 25, 2021, the Board, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance is available at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund or by calling 1-855-244-4859.

Class I Shares Calendar Year Returns as of December 31

(1)Prior to the fiscal year ended December 31, 2021, the returns shown in the bar chart are for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.29% (quarter ended September 30, 2024) and the lowest return for a calendar quarter was –28.18% (quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2024, with maximum sales charge, if applicable
Average Annual Returns - Brookfield Global Listed Real Estate Fund	Label	One Year		Five Years		Ten Years		Since Inception	[1]	Inception Date
Class I Shares	Return Before Taxes	1.11%		(1.28%)		1.83%		5.50%		Dec. 01, 2011
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	0.28%		(2.08%)		0.69%		3.96%		Dec. 01, 2011
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.93%		(1.18%)		1.04%		3.84%		Dec. 01, 2011
Class A	Return Before Taxes	(3.91%)		(2.48%)		1.09%		3.79%		May 01, 2012
Class C	Return Before Taxes	(0.92%)		(2.27%)		0.82%		3.41%		May 01, 2012
MSCI World Index	MSCI World Index	19.19%	[2]	11.70%	[2]	10.52%	[2]	11.71%	[2]	Dec. 01, 2011	[2]
FTSE EPRA Nareit Developed Index	FTSE EPRA Nareit Developed Index	0.94%	[3]	(1.00%)	[3]	2.23%	[3]	5.09%	[3]	Dec. 01, 2011	[3]
[1]	Class I (i.e., the Legacy Class Y Shares) was incepted on December 1, 2011, and Classes A and C were incepted on May 1, 2012.
[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[3]	The FTSE EPRA Nareit Developed Index (USD) is designed to track the performance of listed real estate companies and REITS worldwide. The FTSE EPRA Nareit Developed Index (USD) references Legacy Class Y’s inception date (reflects no deduction for fees, expenses or taxes, except the reinvestment of dividends net of withholding taxes). The index presented is calculated on a total return basis net of foreign withholding taxes on dividends, and does not reflect fees, brokerage commissions, or other expenses. Net total return indexes reinvest dividends after the deduction of withholding taxes (for international indexes), using the tax rates applicable to non-resident investors who do not benefit from double taxation treaties.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.